Fees Summary	Dec. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 299,369,157.50
Previously Paid Amount	0.00
Total Fee Amount	41,342.88
Total Offset Amount	0.00
Net Fee	$ 41,342.88